SHARE-BASED COMPENSATION - Employee Equity Incentive Plan Narrative (Details) - USD ($) $ in Millions				1 Months Ended	12 Months Ended
	Mar. 06, 2025	Aug. 15, 2024	Feb. 11, 2021	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Award modification cost recognized immediately upon modification						$ 5.4	$ 88.9
Accrued replacement cash payment for exchange of award, current					$ 0.0	$ 0.4
Unamortized share-based compensation expense related to unvested share options and RSUs					$ 133.3
Weighted average period for recognition of unamortized share-based compensation expense					3 years 9 months 29 days
RSUs
SHARE-BASED COMPENSATION
Granted (in shares)				2,700,000	790,762		1,300,000
Number of RSUs were exchanged						200,000
Number of share based awards outstanding (in shares)					5,737,256	9,015,042
Business Unit Equity Awards
SHARE-BASED COMPENSATION
Granted (in shares)					0
Out of the money option
SHARE-BASED COMPENSATION
Proceeds from exercise of share options					$ 8.4
PSUs
SHARE-BASED COMPENSATION
Granted (in shares)					0
Common Class A | Out of the money option
SHARE-BASED COMPENSATION
Granted (in shares)					6,000,000
Nebius Group N.V. Amended and Restated Equity Incentive Plan
SHARE-BASED COMPENSATION
Extension term		10 years
Trading days					20 days
Vesting period					4 years
Maximum term of awards granted under the plan					10 years
Granted (in shares)						0	0
Nebius Group N.V. Amended and Restated Equity Incentive Plan | Vesting on last day of 12th full calendar month from grant date
SHARE-BASED COMPENSATION
Vesting percentage					25.00%
Nebius Group N.V. Amended and Restated Equity Incentive Plan | Vesting on last day of third full calendar month thereafter
SHARE-BASED COMPENSATION
Vesting percentage					6.25%
Nebius Group N.V. Amended and Restated Equity Incentive Plan | Common Class A
SHARE-BASED COMPENSATION
Shares authorized		30,000,000
Avride Group 2021 Equity Incentive Plan
SHARE-BASED COMPENSATION
Vesting period			6 years
Vesting percentage			17.00%
Weighted average period for recognition of unamortized share-based compensation expense					3 years 11 months 1 day
Unamortized share based compensation					$ 4.6
Avride Group 2021 Equity Incentive Plan | Vesting on last day of 12th full calendar month from grant date
SHARE-BASED COMPENSATION
Vesting period			1 year
Avride Group 2021 Equity Incentive Plan | Remaining vesting in last day of quarter every five years
SHARE-BASED COMPENSATION
Vesting period			5 years
Avride employee stock incentive plan | Avride Holding Inc
SHARE-BASED COMPENSATION
Shares authorized	7,926,674
Percentage of fully diluted share capital	20.00%